Expense Example (Disciplined Diversification Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Disciplined Diversification Trust
Expense Example:
Year 1	$ 94
Year 3	293
Year 5	509
Year 10	1,131
Series II, Disciplined Diversification Trust
Expense Example:
Year 1	114
Year 3	356
Year 5	617
Year 10	1,363
Series NAV, Disciplined Diversification Trust
Expense Example:
Year 1	89
Year 3	278
Year 5	482
Year 10	$ 1,073